Performance Management - AGF U.S. Market Neutral Anti-Beta Fund	Oct. 27, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Low Beta Index, which has characteristics that are relevant to the Fund’s investment strategy, and a broad-based securities market index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.agf.com/us. The Fund changed its investment strategy effective February 14, 2022 (“Effective Date”) from a passive, index tracking strategy relative to the Index to a rules-based, active strategy. Performance shown below for periods prior to the Effective Date is based on the investment strategy utilized by the Fund during the time period.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Low Beta Index, which has characteristics that are relevant to the Fund’s investment strategy, and a broad-based securities market index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

For the period shown in the bar chart above:

Best Quarter	(June 30, 2022)	18.48%
Worst Quarter	(December 31, 2020)	-19.03%

The year-to-date return as of the calendar quarter ended September 30, 2025 is -14.61%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(14.61%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.48%
Highest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.03%)
Lowest Quarterly Return, Date	Dec. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]

Average Annual Total Returns (for the periods ended December 31, 2024)	One Year	Five Year	Ten Year	Inception Date of Fund
Before Taxes	12.99%	-1.45%	0.39%	September 12, 2011
After Taxes on Distributions	11.68%	-2.13%	0.01%	=
After Taxes on Distributions and Sale of Shares	7.93%	-1.32%	0.19%	=
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.52%	13.10%	=
Dow Jones U.S. Thematic Market Neutral Low Beta Index (reflects no deduction for fees, expenses or taxes)	10.05%	-2.50%	0.41%	=

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Performance Availability Website Address [Text]	www.agf.com/us